Derivative financial instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Derivative financial instruments
Derivative financial instruments
3.	Derivative Financial Instruments

The Company uses derivative financial instruments in connection with its oil and natural gas operations to provide an economic hedge of the Company’s exposure to commodity price risk associated with anticipated future oil and natural gas production. The Company does not hold or issue derivative financial instruments for trading purposes.

The Company does not designate its derivative instruments to qualify for hedge accounting. Accordingly, the Company reflects changes in the fair value of its derivative instruments in its condensed consolidated statements of operations as they occur.

Collar and Producer 3-way Option Contracts

The Company’s derivative financial instruments consist of collar and producer 3-way option contracts.

A collar option is established with the sale of a short call option and the purchase of a long put option set to expire at a predetermined date in the future. The options give the owner the right but not the obligation to exercise the option at the expiration date.

A producer 3-way option contract is established with the sale of a short call option and the purchase of a long put option set to expire at a predetermined date in the future. However, the producer 3-way option contract also includes the sale of a short put option set to expire at a predetermined date in the future. The options give the owner the right but not the obligation to exercise the option at the expiration date.

The Company has master netting agreements with its counterparties, and therefore certain amounts may be presented on a net basis in the condensed consolidated balance sheets.

Volume of Derivative Activities

The following table sets forth the Company’s outstanding commodity derivative contracts as of March 31, 2023. All of the Company’s commodity derivative contracts at March 31, 2023 are expected to settle by December 31, 2023.

	2023
	Second Quarter	Third Quarter	Fourth Quarter	Total
Producer 3-way (oil)
Volume (Bbl)	340,263	228,659	208,488	777,410
Weighted-average sub-floor price ($/Bbl)	$62.22	$60.42	$60.43	$61.21
Weighted-average floor price ($/Bbl)	$77.89	$79.25	$80.00	$78.86
Weighted-average ceiling price ($/Bbl)	$99.23	$100.61	$101.92	$100.36
Collar (natural gas)
Volume (Mcf)	3,051,421	2,530,000	2,070,000	7,651,421
Weighted-average floor price ($/Mcf)	$4.12	$4.25	$4.50	$4.27
Weighted-average ceiling price ($/Mcf)	$5.63	$5.90	$6.35	$5.91

The following table summarizes the amounts reported in the condensed consolidated statements of operations related to the commodity derivative instruments for the three months ended March 31, 2023 and 2022:

	Three Months Ended March 31,
(in thousands)	2023	2022
Gain (loss) on commodity derivatives
Oil derivatives	$15,097	$(19,579)
Natural gas derivatives	(1,774)	(8,816)
Total	$13,323	$(28,395)

The following table represents the Company’s net cash receipts (payments on) commodity derivatives for the three months ended March 31, 2023 and 2022:

	Three Months Ended March 31,
(in thousands)	2023	2022
Net cash receipts from (payments on) commodity derivatives
Oil derivatives	$1,953	$(6,464)
Natural gas derivatives	4,433	(1,311)
Total	$6,386	$(7,775)

Common Stock Warrants

On October 24, 2022, in connection with the Business Combination, the Company issued 10,349,975 common stock warrants. Each warrant entitles the holder to purchase one share of Granite Ridge’s common stock at an exercise price of $ 11.50 per share. The common stock warrants became exercisable 30 days after the completion of the Business Combination and will expire five-years after the completion of the Business Combination. The Company has the right to redeem the common stock warrants at a price of $0.01 per warrant when the price of Granite Ridge’s common stock equals or exceeds $ 18.00 for 20 days within a 30-day trading period.

The fair value of the common stock warrants was $6.6 million and $11.9 million as of March 31, 2023 and December 31, 2022, respectively. We recognized a gain of $5.3 million during the three months ended March 31, 2023 from the change in fair value of the warrant liability in the condensed consolidated statements of operations. No common stock warrants have been exercised as of March 31, 2023.

3.	Derivative financial instruments

The Company uses derivative financial instruments in connection with its oil and natural gas operations to provide an economic hedge of the Company’s exposure to commodity price risk associated with anticipated future oil and natural gas production. The Company does not hold or issue derivative financial instruments for trading purposes.

The Company does not designate its derivative instruments to qualify for hedge accounting. Accordingly, the Company reflects changes in the fair value of its derivative instruments in its consolidated statements of operations as they occur.

Collar and Producer 3-way Option Contracts

The Company’s derivative financial instruments consist of collar and producer 3-way option contracts.

A collar option is established with the sale of a short call option and the purchase of a long put option set to expire at a predetermined date in the future. The options give the owner the right but not the obligation to exercise the option at the expiration date.

A producer 3-way contract is established with the sale of a short call option and the purchase of a long put option set to expire at a predetermined date in the future. However, the producer 3-way contract also includes the sale of a short put option set to expire at a predetermined date in the future. The options give the owner the right but not the obligation to exercise the option at the expiration date.

The Company has master netting agreements on individual derivative instruments with certain counterparties and therefore certain amounts may be presented on a net basis in the consolidated balance sheets.

Volume of Derivative Activities

The following table sets forth the Company’s outstanding commodity derivative contracts as of December 31, 2022. All of the Company’s commodity derivative contracts as of December 31, 2022 are expected to settle by December 31, 2023.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Producer 3-way (oil)
2023
Volume (Bbl)	431,160	340,263	228,659	208,488	1,208,570
Weighted-average sub-floor price ($/Bbl)	$57.22	$62.22	$60.42	$60.43	$59.79
Weighted-average floor price ($/Bbl)	$70.62	$77.89	$79.25	$80.00	$75.92
Weighted-average ceiling price ($/Bbl)	$96.04	$99.23	$100.61	$101.92	$98.82
Producer 3-way (natural gas)
2023
Volume (Mcf)	2,634,993	—	—	—	2,634,993
Weighted-average sub-floor price ($/Mcf)	$4.41	$—	$—	$—	$4.41
Weighted-average floor price ($/Mcf)	$5.51	$—	$—	$—	$5.51
Weighted-average ceiling price ($/Mcf)	$11.28	$—	$—	$—	$11.28
Collar (natural gas)
2023
Volume (Mcf)	774,634	3,051,421	2,530,000	2,070,000	8,426,055
Weighted-average floor price ($/Mcf)	$5.96	$4.12	$4.25	$4.50	$4.42
Weighted-average ceiling price ($/Mcf)	$9.15	$5.63	$5.90	$6.35	$6.21

The following table summarizes the amounts reported in the consolidated statements of operations related to the commodity derivative instruments for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
(in thousands)	2022	2021	2020
(Loss) gain on commodity derivatives
Oil derivatives	$(14,985)	$(24,885)	$11,604
Natural gas derivatives	(10,339)	(7,504)	1,402
Total	$(25,324)	$(32,389)	$13,006

The following table represents the Company’s net cash receipts (payments on) commodity derivatives for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
(in thousands)	2022	2021	2020
Net cash (payments on) receipts from commodity derivatives
Oil derivatives	$(23,695)	$(19,034)	$10,180
Natural gas derivatives	(18,742)	(6,185)	1,733
Total	$(42,437)	$(25,219)	$11,913

Common stock warrants

On October 24, 2022, in connection with the Business Combination, the Company issued 10,349,975 common stock warrants. Each warrant entitles the holder to purchase one share of Granite Ridge’s common stock at an exercise price of $ 11.50 per share. The common stock warrants became exercisable 30 days after the completion of the Business Combination and will expire five-years after the completion of the Business Combination. The Company has the right to redeem the common stock warrants at a price of $0.01 per warrant when the price of Granite Ridge’s common stock equals or exceeds $ 18.00 for 20 days within a 30-day trading period.

The common stock warrants were initially recognized as a liability with a fair value of $12.3 million and were remeasured to a fair value of $11.9 million as of December 31, 2022. We recognized a gain of $0.4 million during 2022 from the change in fair value of the warrant liability in the consolidated statements of operations. No common stock warrants were exercised during 2022.